Net Income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other Income and Expenses
a.
Other income and expenses

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Loss on disposal of property, plant and equipment	$(3)	$(5)	$—
Impairment loss on right-of-use assets	(420)	—	—
Impairment loss on property, plant and equipment	—	—	(299)
Reversal of impairment loss (impairment loss) on investment properties	83	107	(336)
Impairment loss on intangible assets	(29)	(9)	—
	$(369)	$93	$(635)

Other Income	b. Other income

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Dividend income	$154	$157	$167
Rental income	70	79	76
Others	154	133	139
	$378	$369	$382

Other Gains and Losses
c.
Other gains and losses

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	$243	$(206)	$(98)
Foreign currency exchange gain or loss, net	230	(185)	(116)
Gain (loss) on disposal of investments accounted for using equity method, net	4	(14)	6
Gain on disposal of financial instruments, net	—	1	—
Others	(16)	(14)	(71)
	$461	$(418)	$(279)

Interest Expenses
d.
Interest expenses

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Interest on bonds payable	$132	$161	$168
Interest on lease liabilities	69	75	105
Interest paid to financial institutions	16	26	44
Others	1	1	2
	$218	$263	$319

Impairment Loss (Reversal of Impairment Loss)
e.
Impairment loss (reversal of impairment loss)

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Contract assets	$—	$1	$2
Trade notes and accounts receivable	$123	$109	$128
Other receivables	$20	$7	$22
Inventories	$207	$34	$23
Right-of-use assets	$420	$—	$—
Property, plant and equipment	$—	$—	$299
Investment properties	$(83)	$(107)	$336
Intangible assets	$29	$9	$—

Depreciation and Amortization Expenses
f.
Depreciation and amortization expenses

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$27,805	$28,760	$28,839
Right-of-use assets	3,985	3,982	4,072
Investment properties	42	44	45
Intangible assets	6,569	6,643	6,699
Incremental costs of obtaining contracts	815	841	856
Total depreciation and amortization expenses	$39,216	$40,270	$40,511
Depreciation expenses summarized by functions
Operating costs	$30,021	$30,735	$30,874
Operating expenses	1,811	2,051	2,082
	$31,832	$32,786	$32,956
Amortization expenses summarized by functions
Operating costs	$7,172	$7,286	$7,370
Marketing expenses	93	77	70
General and administrative expenses	75	71	68
Research and development expenses	44	50	47
	$7,384	$7,484	$7,555

Employee Benefit Expenses
g.
Employee benefit expenses

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Post-employment benefit
Defined contribution plans	$784	$862	$963
Defined benefit plans	1,216	1,048	935
	2,000	1,910	1,898
Share-based payment
Equity-settled share-based payment	19	16	8
Other employee benefit (Note)	42,654	43,746	44,305
Total employee benefit expenses	$44,673	$45,672	$46,211
Summary by functions
Operating costs	$22,734	$21,857	$21,858
Operating expenses	21,939	23,815	24,353
	$44,673	$45,672	$46,211

Note: Other employee benefit mainly includes salaries, compensation and labor and health insurance expenses, etc.

	2021	2022
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,429	$1,498
Remuneration paid to the directors	39	39

There was no difference between the initial accrual amounts recognized in 2021 and 2022 and the amounts proposed in the Board of Directors in 2022 and 2023 of the aforementioned compensation to employees and the remuneration to directors.